PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

a.	Composition of property and equipment, grouped by major classifications, is as follows:

	December 31,
	2011	2010
Cost:

Buildings and land	$95,001	$94,787
Computers, software and electronic equipment	100,920	95,786
Equipment leased to others	78,102	91,838
Office furniture and equipment	10,360	9,863
Vehicles	672	525
Leasehold improvements	8,886	8,276

	293,941	301,075
Accumulated depreciation *)	193,015	197,585

Depreciated cost	$100,926	$103,490

*)	The accumulated depreciation of equipment leased to others as of December 31, 2011 and 2010 is $ 70,015 and $ 82,518, respectively.

b.	Depreciation expenses totaled $12,770, $ 11,500 and $ 11,653 in 2011, 2010 and 2009, respectively.

c.	As for pledges and securities, see also Note 12f.